Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	Apr. 27, 2020	Jul. 20, 2020	Apr. 09, 2020	Jan. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Line of credit					$ 71,000	$ 50,000
Ardi Bidco Limited [Member] | Third Amendment To Credit Agreement And Joinder Agreement [Member]
Subsequent Event [Line Items]
Modifying certain interest rates contained			1.00%
Ardi Bidco Limited [Member] | Fourth Amendment To Credit Agreement And Joinder Agreement [Member]
Subsequent Event [Line Items]
Line of credit	$ 8,000
Annual interest rate on loan applicable	2.75%
Loan maturity date	Jun. 05, 2023
Ardi Bidco Limited [Member] | Fourth Amendment To Credit Agreement And Joinder Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Incremental term loan commitments	$ 25,000
Ardi Bidco Limited [Member] | Second Amendment To Second Lien Credit Agreement [Member]
Subsequent Event [Line Items]
Percentage of aggregate principal amount of Incremental Term Loan	5.00%
Effective base rate applicable	12.50%
Second Amendment Incremental Term Loans description	The interest rate on the Second Amendment Incremental Term Loans is 12.50% and, commencing on September 1, 2020 and on the first day of each of the next four calendar months thereafter, the interest in respect of the Second Amendment Incremental Term Loans shall increase on each such date, on a cumulative basis, by an additional 1.00% per annum (such that, after the fifth such increase, the Base Rate with respect to the Second Amendment Incremental Term Loans shall equal 17.50% per annum).
Ardi Bidco Limited [Member] | Second Amendment To Second Lien Credit Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Incremental term loan commitments	$ 13,500
Loan takeout fee	11,250
Ardi Bidco Limited [Member] | Second Amendment To Second Lien Credit Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate principal amount of incremental term loan facilities, Maximum	30,000
Loan takeout fee	$ 25,500
Ardi Bidco Limited [Member] | Discontinued Operations, Held-for-sale [Member]
Subsequent Event [Line Items]
Consideration received or receivable for disposal of assets		$ 440,000		$ 440,000